Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2014
Trading Symbol	EXPE
Entity Registrant Name	EXPEDIA, INC.
Entity Central Index Key	0001324424